Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Fair Value Disclosures [Abstract]
Summary of Financial Assets Measured at Fair Value on Recurring Basis
The following tables summarize the Company’s financial assets measured at fair value on a recurring basis and their respective input levels based on the fair value hierarchy described in Note 2 to the audited financial statements included in the Company’s 2025 10-K (in thousands):

	Amount	Fair Value Measurements Using
As of June 30, 2026		Level 1	Level 2	Level 3
Assets
Money market funds (1)	$16,304	$16,304	$—	$—
U.S. government obligations (2)	52,413	—	52,413	—

Total fair value of assets	$68,717	$16,304	$52,413	$—

(1)	Included in cash and cash equivalents on the balance sheets.
(2)	Included in short-term investments on the balance sheets.

		Fair Value Measurements Using
As of December 31, 2025	Amount	Level 1	Level 2	Level 3
Assets
Money market funds (1)	$16,100	$16,100	$—	$—
U.S. government obligations (2)	89,713	—	89,713	—

Total fair value of assets	$105,813	$16,100	$89,713	$—

(1)	Included in cash and cash equivalents on the balance sheets.
(2)	Included in short-term investments on the balance sheets.

The following tables summarize the Company’s financial assets measured at fair value on a recurring basis and their respective input levels based on the fair value hierarchy described in Note 2 above (in thousands):

		Fair Value Measurements Using
As of December 31, 2025	Amount	Level 1	Level 2	Level 3
Assets
Money market funds (1)	$16,100	$16,100	$—	$—
U.S. government obligations (2)	89,713	—	89,713	—

Total fair value of assets	$105,813	$16,100	$89,713	$—

(1)	Included in cash and cash equivalents on the balance sheets.
(2)	Included in short-term investments on the balance sheets.

		Fair Value Measurements Using
As of December 31, 2024	Amount	Level 1	Level 2	Level 3
Assets
Money market funds (1)	$24,889	$24,889	$—	$—
U.S. government obligations (2)	118,289	—	118,289	—
Corporate debt securities (2)	7,238	—	7,238	—

Total fair value of assets	$150,416	$24,889	$125,527	$—

(1)	Included in cash and cash equivalents on the balance sheets.
(2)	Included in short-term investments on the balance sheets.